UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	March 31, 2003

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	11
Form 13F Information Table Entry Total:	97
Form 13F Information Table Value Total:	$158710

List of Other Included Managers: Oak Value;
Westfield; Seneca; MJ Whitman; Kalmar; Navellier
Sands Capital Mgmt; Wilson Bennett; Bear Stearns;
Marshall & Sullivan; ICM Asset Mgmt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105      246 22644.000SH       SOLE                22644.000
                                                               207 19050.000SH       DEFINED 02 15                         19050.000
AVX                            COM              002444107     3867 429645.000SH      SOLE               429645.000
                                                                10 1100.000 SH       DEFINED 07                             1100.000
Adaptec                        COM              00651F108     4406 730736.000SH      SOLE               730736.000
                                                                 2  350.000 SH       DEFINED 18                              350.000
Adolph Coors                   COM              217016104     7358 151710.000SH      SOLE               151710.000
Allete                         COM              018522102     6961 335325.000SH      SOLE               335325.000
Ambac Financial Group          COM              023139108       82 1614.000 SH       SOLE                 1614.000
                                                               241 4775.000 SH       DEFINED 02                             4775.000
American Power Conversion      COM              029066107      383 26885.000SH       SOLE                26885.000
Amgen                          COM              031162100      275 4774.000 SH       SOLE                 4774.000
                                                                85 1480.000 SH       DEFINED 12 03 05                       1480.000
Arch Coal                      COM              039380100     7403 389431.000SH      SOLE               389431.000
                                                                 7  350.000 SH       DEFINED 18                              350.000
Automatic Data Processing      COM              053015103     6232 202417.000SH      SOLE               202417.000
Berkshire Hathaway B           COM              084670207      308  144.000 SH       DEFINED 02                              144.000
Boeing Co                      COM              097023105     5286 210929.000SH      SOLE               210929.000
Bristol Myers Squibb           COM              110122108     5280 249883.437SH      SOLE               249883.437
Cendant                        COM              151313103      246 19400.000SH       DEFINED 02                            19400.000
Central Parking Corp           COM              154785109      530 52951.000SH       SOLE                52951.000
Charter Communications         COM              16117m107        0  200.000 SH       SOLE                  200.000
                                                                39 46925.000SH       DEFINED 02                            46925.000
Chesapeake Energy              COM              165167107        8 1000.000 SH       SOLE                 1000.000
                                                               138 17500.000SH       DEFINED 03                            17500.000
Chevron Texaco                 COM              166764100      166 2575.000 SH       SOLE                 2575.000
                                                                66 1018.000 SH       DEFINED 13 15                          1018.000
Cisco Systems                  COM              17275r102      680 52414.000SH       SOLE                52414.000
                                                               136 10485.000SH       DEFINED 10 12 03 05                   10485.000
Citigroup                      COM              172967101     7761 225281.000SH      SOLE               225281.000
                                                               145 4206.000 SH       DEFINED 13 15 03                       4206.000
Concord EFS                    COM              206197105     4904 521712.000SH      SOLE               521712.000
                                                                15 1600.000 SH       DEFINED 03                             1600.000
Copart                         COM              217204106      279 36385.000SH       SOLE                36385.000
Crompton Corp                  COM              227116100      518 127870.000SH      SOLE               127870.000
DST Systems                    COM              233326107     6487 238501.000SH      SOLE               238501.000
Dell Computer                  COM              247025109      105 3835.000 SH       SOLE                 3835.000
                                                               127 4640.000 SH       DEFINED 10 12                          4640.000
EMC                            COM              268648102       92 12783.000SH       SOLE                12783.000
                                                                18 2520.000 SH       DEFINED 05                             2520.000
Eli Lilly                      COM              532457108      389 6800.000 SH       SOLE                 6800.000
                                                                22  380.000 SH       DEFINED 05                              380.000
Esterline Tech                 COM              297425100      261 15452.000SH       SOLE                15452.000
Flextronics International      COM              Y2573F102     4224 484420.000SH      SOLE               484420.000
H & R Block                    COM              093671105     9216 215890.000SH      SOLE               215890.000
Handleman                      COM              410252100      480 32620.000SH       SOLE                32620.000
Hewlett Packard                COM              428236103       49 3143.697 SH       SOLE                 3143.697
                                                               203 13070.000SH       DEFINED 10 02 15 03                   13070.000
Home Depot                     COM              437076102     3735 153326.193SH      SOLE               153326.193
                                                                52 2150.000 SH       DEFINED 17 15                          2150.000
IBM                            COM              459200101       32  410.000 SH       SOLE                  410.000
                                                               200 2556.000 SH       DEFINED 10 17 13 05                    2556.000
IMS Health                     COM              449934108     7631 488830.000SH      SOLE               488830.000
                                                               103 6575.000 SH       DEFINED 02                             6575.000
Intel                          COM              458140100      316 19439.000SH       SOLE                19439.000
                                                                51 3110.000 SH       DEFINED 03 05                          3110.000
Interoil                       COM              460951106      191 20000.000SH       SOLE                20000.000
Interpublic Group              COM              460690100        6  695.000 SH       SOLE                  695.000
                                                               144 15475.000SH       DEFINED 02 15                         15475.000
Iomega                         COM              462030305      595 53590.000SH       SOLE                53590.000
Johnson & Johnson              COM              478160104      271 4679.000 SH       SOLE                 4679.000
                                                               111 1915.000 SH       DEFINED 10 12 05                       1915.000
Medtronic                      COM              585055106      331 7345.000 SH       SOLE                 7345.000
                                                                46 1030.000 SH       DEFINED 12 05                          1030.000
Merck                          COM              589331107      295 5385.000 SH       SOLE                 5385.000
                                                               237 4324.000 SH       DEFINED 02 13 15                       4324.000
Microsoft                      COM              594918104     4192 173172.000SH      SOLE               173172.000
                                                               140 5800.000 SH       DEFINED 10 12 05                       5800.000
Nvidia                         COM              67066G104      608 47340.000SH       SOLE                47340.000
Oracle                         COM              68389x105      267 24586.000SH       SOLE                24586.000
                                                                49 4560.000 SH       DEFINED 03 05                          4560.000
PSS World Med                  COM              69366a100       88 13500.000SH       DEFINED 08 03                         13500.000
Pfizer                         COM              717081103     7337 235449.000SH      SOLE               235449.000
                                                               103 3310.000 SH       DEFINED 12 15 03 05                    3310.000
Pitney Bowes                   COM              724479100     6752 211544.000SH      SOLE               211544.000
                                                                10  300.000 SH       DEFINED 15                              300.000
Primus Knowledge Solutions     COM              74163q100       42 75481.000SH       SOLE                75481.000
Provident Financial Services   COM                             689 43611.000SH       SOLE                43611.000
Safeway                        COM              786514208     5681 300128.000SH      SOLE               300128.000
                                                                25 1300.000 SH       DEFINED 15                             1300.000
Schering Plough                COM              806605101      406 22770.000SH       SOLE                22770.000
                                                                37 2100.000 SH       DEFINED 03                             2100.000
Sea Containers Ltd Cl A        COM              811371707      524 75940.000SH       SOLE                75940.000
TierOne Corp                   COM                             520 31650.000SH       SOLE                31650.000
WA Federal                     COM              938824109      291 13820.000SH       SOLE                13820.000
Wal-Mart Stores                COM              931142103      120 2314.000 SH       SOLE                 2314.000
                                                               175 3365.000 SH       DEFINED 10 12 03 05                    3365.000
Walt Disney                    COM              254687106        4  209.000 SH       SOLE                  209.000
                                                               248 14565.000SH       DEFINED 02 03 05                      14565.000
XL Capital                     COM              g98255105      203 2875.000 SH       DEFINED 02                             2875.000
Capital World Growth & Income                   140543109      252 12082.407SH       SOLE                12082.407
Harbor International                            411511306     1051 43069.897SH       SOLE                43069.897
Longleaf Partners Internationa                  543069405     6132 697640.186SH      SOLE               697640.186
Oakmark                                         413838103    10101 350120.470SH      SOLE               350120.470
Standard & Poors Depository Re                  78462f103     1598 18852.000SH       SOLE                18852.000
Vanguard Value Index                            922908405    10277 746846.300SH      SOLE               746846.300
iShares Russell 2000 Growth                                    495 12948.000SH       SOLE                12948.000